Short-Term Bank Loans, Net	12 Months Ended
Dec. 31, 2018
Convertible Promissory Note/Short-Term Bank Loans, Net/Secured Loan Payable [Abstract]
SHORT-TERM BANK LOANS, NET
15.	SHORT-TERM BANK LOANS, NET

The following is a summary of the principal and balance of the Company’s short-term bank loans as of December 31, 2018 and 2017:

	Entrust Bank			December 31,	December 31,
Lender Name	name	Interest rate	Term	2018	2017
Urumqi Changhe Financing Guarantee Co., Ltd. (“Changhe”)	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From August 9, 2016 to August 8, 2017	1,447,930	1,534,914
Urumqi Changhe Financing Guarantee Co., Ltd.	Bank of Urumqi Co., Ltd	Fixed annual rate of 10.0%	From July 13, 2016 to July 13, 2017	1,453,996	1,536,715
Shanghai Pudong Development Bank	Shanghai Pudong Development Bank	Fixed annual rate of 7.0%	From December 22, 2016 to December 21, 2017	-	3,534,444
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd (“Zhengxin”)	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 4, 2017 to September 3, 2017	1,452,542	1,535,178
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 5, 2017 to September 4, 2017	725,544	766,821
Urumqi Changhe Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 11, 2017 to January 10, 2018	1,453,996	1,536,715
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From April 11, 2017 to December 10, 2017	581,598	614,686
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From April 11, 2017 to April 10, 2018	868,034	922,029
				7,983,640	11,981,502
Less unamortized financing cost				-	(11,526)
Short-term bank loans less unamortized financing cost				$7,983,640	$11,969,976

Accrued interest expense charged for the short-term bank loans was US$1,241,463, US$1,115,329 and US$580,843 for the years ended December 31, 2018, 2017 and 2016, respectively. Amortization expenses for the financing cost was US$nil, US$468,162, and US$134,692 for the years ended December 31, 2018, 2017 and 2016, respectively. The loans were guaranteed by certain shareholders in Feng Hui and related parties. (See Note 25)

During the year ended December 31, 2018, Changhe and Urumuqi National Economic Financing and Guarantee Co., Ltd. (“Urumuqi National Economic”) repaid on behalf of the Company the overdue bank loans of US$2,179,539 and US$1,132,663, respectively, due to Shanghai Pudong Development Bank. As a result, the Company had a balance of loan from a third party as of December 31, 2018 (see Note 17). As of December 31, 2018, all short-term bank loans from Tianshan Rural Commercial Bank and from Bank of Urumuqi Co., were overdue. The Company and the lenders are working to extend the overdue loans for one year.